CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest [Abstract]
Net income (loss)	$ (61,089,000)	$ 69,920,000	$ (21,464,000)	$ (193,362,000)	$ (234,000,000)
Other comprehensive income (loss):
Unrealized gain (loss) on real estate securities, available for sale	9,451,000	1,690,000	(557,000)	7,259,000	(7,506,000)
Reclassification of unrealized (gain) loss on real estate securities, available for sale to realized gain (loss) on investments and other	(967,000)	0	(926,000)	0	0
Reclassification of swap (gain) loss into interest expense on debt and securities (refer to Note 15)	6,000	1,539,000	3,993,000	6,520,000	6,599,000
Reclassification of swap (gain) loss into gain (loss) from deconsolidation of N-Star CDOs (refer to Note 3)			15,246,000	0	0
Total other comprehensive income (loss)	8,490,000	3,229,000	17,756,000	13,779,000	(907,000)
Comprehensive income (loss)	(52,599,000)	73,149,000	(3,708,000)	(179,583,000)	(234,907,000)
Comprehensive (income) loss attributable to non-controlling interests	134,000	7,000	402,000	(2,435,000)	(7,165,000)
Comprehensive income (loss) attributable to NorthStar Realty Finance Corp. common stockholders	$ (52,465,000)	$ 73,156,000	$ (3,306,000)	$ (182,018,000)	$ (242,072,000)